Investment Managers Series Trust
235 West Galena Street
Milwaukee, Wisconsin 53212

April 5, 2017

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, DC 20549

Re:	Investment Managers Series Trust (the “Trust”)
File Nos. 333-122901 and 811-21719

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the series Advisory Research MLP & Energy Income Fund, Advisory Research MLP & Energy Infrastructure Fund and Advisory Research MLP & Equity Fund (the “Funds”) do not differ from that contained in Post-Effective Amendment No. 845 to the Trust’s Registration Statement on Form N1-A. This Amendment was filed electronically on March 28, 2017 with an effective date of April 1, 2017.

If you have any questions or require further information, do not hesitate to contact the undersigned at (626) 914-2109.

Sincerely,

 /s/ Sardjono Kadiman
Sardjono Kadiman
Investment Managers Series Trust